Schedule of Investments(a)

November 30, 2023

(Unaudited)

	Principal Amount	Value

U.S. Dollar Denominated Bonds & Notes–80.44%
Advertising–0.49%
Lamar Media Corp.,
4.00%, 02/15/2030	$2,300,000	$2,052,037

3.63%, 01/15/2031	3,591,000	3,075,835

		5,127,872

Aerospace & Defense–1.49%
TransDigm, Inc.,
6.75%, 08/15/2028(b)	7,566,000	7,588,993

7.13%, 12/01/2031(b)	7,842,000	7,986,214

		15,575,207

Aluminum–0.50%
Novelis Corp.,
3.25%, 11/15/2026(b)	4,181,000	3,839,501

3.88%, 08/15/2031(b)	1,622,000	1,366,407

		5,205,908

Apparel Retail–0.54%
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)	6,990,000	5,679,225

Application Software–0.51%
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	5,471,000	5,299,704

Automobile Manufacturers–3.73%
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)	5,446,000	5,140,403

3.75%, 01/30/2031(b)	15,440,000	12,905,535

Ford Motor Co.,
3.25%, 02/12/2032	6,549,000	5,225,845

4.75%, 01/15/2043	3,371,000	2,606,484

Ford Motor Credit Co. LLC,
6.80%, 05/12/2028	7,817,000	7,958,762

5.11%, 05/03/2029	5,505,000	5,176,687

		39,013,716

Automotive Parts & Equipment–2.24%
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	7,828,000	7,889,583

NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	5,812,000	5,216,270

ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(b)	8,916,000	9,048,616

7.13%, 04/14/2030(b)	1,231,000	1,264,397

		23,418,866

Automotive Retail–3.70%
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	14,409,000	12,994,225

LCM Investments Holdings II LLC,
4.88%, 05/01/2029(b)	5,929,000	5,184,864

8.25%, 08/01/2031(b)	10,073,000	10,131,880

	Principal Amount	Value

Automotive Retail–(continued)
Lithia Motors, Inc.,
3.88%, 06/01/2029(b)	$5,891,000	$5,197,070

4.38%, 01/15/2031(b)	5,980,000	5,157,782

		38,665,821

Broadline Retail–0.53%
B2W Digital Lux S.a.r.l. (Brazil), 4.38%, 12/20/2030(b)(c)	2,262,000	427,341

Macy’s Retail Holdings LLC, 5.88%, 03/15/2030(b)	5,600,000	5,086,424

		5,513,765

Cable & Satellite–4.19%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.13%, 05/01/2027(b)	3,029,000	2,885,413

5.38%, 06/01/2029(b)	2,739,000	2,541,646

4.75%, 03/01/2030(b)	3,027,000	2,651,036

4.50%, 08/15/2030(b)	3,051,000	2,619,703

7.38%, 03/01/2031(b)	2,649,000	2,651,914

4.50%, 05/01/2032	9,220,000	7,600,707

4.25%, 01/15/2034(b)	6,179,000	4,824,744

CSC Holdings LLC,
5.25%, 06/01/2024	2,945,000	2,808,489

5.38%, 02/01/2028(b)	3,014,000	2,565,612

7.50%, 04/01/2028(b)	3,477,000	2,381,307

4.50%, 11/15/2031(b)	6,990,000	4,952,838

DISH Network Corp.,
Conv., 3.38%, 08/15/2026	5,720,000	2,616,899

11.75%, 11/15/2027(b)	2,710,000	2,693,313

		43,793,621

Casinos & Gaming–2.57%
Codere Finance 2 (Luxembourg)
S.A. (Spain), 11.63% PIK Rate, 2.00% Cash Rate, 11/30/2027(b)(d)	568,775	49,768

Melco Resorts Finance Ltd. (Hong Kong), 5.38%, 12/04/2029(b)	12,835,000	10,761,841

Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	13,784,000	10,703,827

Wynn Macau Ltd. (Macau), 5.63%, 08/26/2028(b)	6,000,000	5,325,764

		26,841,200

Commodity Chemicals–1.05%
Mativ Holdings, Inc., 6.88%, 10/01/2026(b)	11,860,000	10,952,798

Construction & Engineering–1.00%
Howard Midstream Energy Partners LLC,
6.75%, 01/15/2027(b)	6,654,000	6,456,710

8.88%, 07/15/2028(b)	3,867,000	4,024,326

		10,481,036

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Consumer Finance–1.53%
FirstCash, Inc., 5.63%, 01/01/2030(b)	$5,541,000	$5,190,557

Navient Corp., 6.13%, 03/25/2024	5,227,000	5,227,763

OneMain Finance Corp., 7.13%, 03/15/2026	5,459,000	5,509,085

		15,927,405

Diversified Banks–1.51%
Citigroup, Inc.,
3.88%(e)(f)	4,720,000	4,119,047

7.38%(e)(f)	1,070,000	1,060,798

JPMorgan Chase & Co., Series FF, 5.00%(e)(f)	10,705,000	10,547,027

		15,726,872

Diversified Financial Services–2.00%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland), 6.15%, 09/30/2030	5,134,000	5,172,067

Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)	5,901,000	5,285,666

Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	6,025,000	5,156,708

Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027(b)	5,800,000	5,312,481

		20,926,922

Diversified Metals & Mining–0.49%
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	5,431,000	5,124,151

Diversified Support Services–0.99%
Ritchie Bros. Holdings, Inc. (Canada), 6.75%, 03/15/2028(b)	10,095,000	10,293,972

Electric Utilities–2.41%
Electricite de France S.A. (France), 9.13%(b)(e)(f)	5,160,000	5,501,133

NRG Energy, Inc., 4.45%, 06/15/2029(b)	4,200,000	3,817,481

Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	5,219,000	5,470,952

Vistra Operations Co. LLC, 7.75%, 10/15/2031(b)	10,107,000	10,353,399

		25,142,965

Electrical Components & Equipment–0.93%
EnerSys, 4.38%, 12/15/2027(b)	8,260,000	7,566,232

Sensata Technologies B.V., 4.00%, 04/15/2029(b)	2,443,000	2,194,305

		9,760,537

Electronic Components–0.29%
Sensata Technologies, Inc.,
4.38%, 02/15/2030(b)	1,348,000	1,202,318

3.75%, 02/15/2031(b)	2,196,000	1,858,859

		3,061,177

	Principal Amount	Value

Electronic Manufacturing Services–0.76%
Emerald Debt Merger Sub LLC, 6.63%, 12/15/2030(b)	$7,922,000	$7,912,098

Environmental & Facilities Services–0.49%
GFL Environmental, Inc. (Canada), 6.75%, 01/15/2031(b)	5,096,000	5,146,965

Gold–0.48%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	5,153,000	5,050,518

Health Care Facilities–1.47%
Encompass Health Corp., 4.50%, 02/01/2028	5,516,000	5,161,279

Tenet Healthcare Corp., 4.88%, 01/01/2026	10,344,000	10,172,124

		15,333,403

Health Care REITs–1.96%
Diversified Healthcare Trust,
4.75%, 05/01/2024	9,657,000	9,132,735

4.38%, 03/01/2031	8,742,000	6,162,249

MPT Operating Partnership L.P./MPT Finance Corp.,
5.25%, 08/01/2026	2,957,000	2,576,085

3.50%, 03/15/2031	4,246,000	2,621,970

		20,493,039

Health Care Services–2.01%
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(b)	6,109,000	5,112,836

Community Health Systems, Inc.,
8.00%, 03/15/2026(b)	6,268,000	6,041,832

5.25%, 05/15/2030(b)	5,027,000	3,960,068

4.75%, 02/15/2031(b)	4,352,000	3,197,414

DaVita, Inc., 3.75%, 02/15/2031(b)	3,433,000	2,690,391

		21,002,541

Health Care Supplies–0.50%
Medline Borrower L.P.,
3.88%, 04/01/2029(b)	2,996,000	2,661,381

5.25%, 10/01/2029(b)	2,879,000	2,607,439

		5,268,820

Hotel & Resort REITs–1.73%
Service Properties Trust,
5.50%, 12/15/2027	11,445,000	10,201,763

8.63%, 11/15/2031(b)	7,703,000	7,908,471

		18,110,234

Hotels, Resorts & Cruise Lines–0.77%
Carnival Corp., 6.00%, 05/01/2029(b)	8,681,000	7,993,436

Household Products–0.75%
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	9,405,000	7,850,165

Independent Power Producers & Energy Traders–0.50%
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	5,552,000	5,200,186

Industrial Machinery & Supplies & Components–1.25%
Enpro, Inc., 5.75%, 10/15/2026	7,721,000	7,508,595

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Industrial Machinery & Supplies & Components–(continued)
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	$6,139,000	$5,520,796

		13,029,391

Integrated Telecommunication Services–1.44%
Altice France S.A. (France), 8.13%, 02/01/2027(b)	5,730,000	4,933,647

Iliad Holding S.A.S. (France), 6.50%, 10/15/2026(b)	5,263,000	5,139,446

Level 3 Financing, Inc., 3.75%, 07/15/2029(b)	13,881,000	5,013,401

		15,086,494

Investment Banking & Brokerage–1.03%
Charles Schwab Corp. (The), Series G, 5.38%(e)(f)	5,230,000	5,079,550

GTCR W-2 Merger Sub LLC, 7.50%, 01/15/2031(b)	5,600,000	5,709,620

		10,789,170

IT Consulting & Other Services–0.51%
Gartner, Inc.,
4.50%, 07/01/2028(b)	1,248,000	1,170,067

3.63%, 06/15/2029(b)	2,248,000	2,010,141

3.75%, 10/01/2030(b)	2,395,000	2,092,682

		5,272,890

Leisure Facilities–2.19%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(b)	4,574,000	4,978,137

NCL Corp. Ltd., 3.63%, 12/15/2024(b)	5,232,000	5,059,255

5.88%, 03/15/2026(b)	3,015,000	2,858,974

5.88%, 02/15/2027(b)	2,709,000	2,625,265

NCL Finance Ltd., 6.13%, 03/15/2028(b)	2,577,000	2,340,365

Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(b)	5,400,000	4,998,753

		22,860,749

Marine Transportation–0.75%
Viking Cruises Ltd.,
6.25%, 05/15/2025(b)	3,880,000	3,843,955

7.00%, 02/15/2029(b)	4,194,000	4,019,823

		7,863,778

Metal, Glass & Plastic Containers–0.73%
Ball Corp., 3.13%, 09/15/2031	6,494,000	5,368,183

OI European Group B.V., 4.75%, 02/15/2030(b)	2,500,000	2,251,912

		7,620,095

Mortgage REITs–0.56%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/2029(b)	6,674,000	5,815,597

Office REITs–0.11%
Office Properties Income Trust, 4.25%, 05/15/2024	1,162,000	1,108,778

	Principal Amount	Value

Oil & Gas Drilling–2.88%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	$5,524,000	$5,208,856

Transocean, Inc.,
7.25%, 11/01/2025(b)	2,782,000	2,732,995

7.50%, 01/15/2026(b)	8,439,000	8,234,607

8.75%, 02/15/2030(b)	4,334,850	4,430,376

7.50%, 04/15/2031	5,927,000	4,958,883

Valaris Ltd., 8.38%, 04/30/2030(b)	4,485,000	4,515,879

		30,081,596

Oil & Gas Equipment & Services–0.93%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	4,597,000	4,332,213

Oceaneering International, Inc., 6.00%, 02/01/2028(b)	5,570,000	5,404,961

		9,737,174

Oil & Gas Exploration & Production–7.47%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	21,043,000	21,168,311

Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/2026(b)	5,295,000	5,225,786

Hilcorp Energy I L.P./Hilcorp Finance Co., 6.00%, 04/15/2030(b)	1,707,000	1,593,591

6.00%, 02/01/2031(b)	1,179,000	1,092,810

6.25%, 04/15/2032(b)	2,559,000	2,365,096

8.38%, 11/01/2033(b)	5,344,000	5,509,415

Moss Creek Resources Holdings, Inc., 10.50%, 05/15/2027(b)	7,669,000	7,763,743

Sitio Royalties Operating Partnership L.P./Sitio Finance Corp., 7.88%, 11/01/2028(b)	5,334,000	5,358,883

SM Energy Co.,
6.75%, 09/15/2026	1,258,000	1,242,519

6.63%, 01/15/2027	4,192,000	4,127,239

Southwestern Energy Co., 4.75%, 02/01/2032	5,760,000	5,140,702

Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(b)	10,362,000	9,879,234

Vital Energy, Inc., 10.13%, 01/15/2028	2,449,000	2,495,654

7.75%, 07/31/2029(b)	2,823,000	2,590,247

9.75%, 10/15/2030	2,491,000	2,498,398

		78,051,628

Oil & Gas Refining & Marketing–0.51%
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/2030(b)	5,366,000	5,371,071

Oil & Gas Storage & Transportation–3.74%
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.00%, 01/15/2027	2,942,000	2,947,085

7.75%, 02/01/2028	4,751,000	4,697,531

Global Partners L.P./GLP Finance Corp., 7.00%, 08/01/2027	3,850,000	3,693,267

Martin Midstream Partners L.P./Martin Midstream Finance Corp., 11.50%, 02/15/2028(b)	5,413,000	5,500,546

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount	Value

Oil & Gas Storage & Transportation–(continued)
New Fortress Energy, Inc., 6.50%, 09/30/2026(b)	$3,987,000	$3,790,154

Rockies Express Pipeline LLC, 4.95%, 07/15/2029(b)	5,500,000	5,081,091

Summit Midstream Holdings LLC/ Summit Midstream Finance Corp., 9.00%, 10/15/2026(b)(g)	2,728,000	2,713,514

Venture Global LNG, Inc.,
8.13%, 06/01/2028(b)	5,151,000	5,111,657

9.50%, 02/01/2029(b)	5,349,000	5,522,415

		39,057,260

Passenger Airlines–0.75%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(b)	5,259,167	5,181,084

5.75%, 04/20/2029(b)	2,800,000	2,684,344

		7,865,428

Pharmaceuticals–0.71%
Bausch Health Cos., Inc.,
5.50%, 11/01/2025(b)	2,745,000	2,394,422

4.88%, 06/01/2028(b)	3,462,000	1,765,727

5.25%, 01/30/2030(b)	2,760,000	990,881

Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	3,648,000	2,301,432

		7,452,462

Research & Consulting Services–0.73%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	8,458,000	7,575,709

Restaurants–1.50%
1011778 BC ULC/New Red Finance, Inc. (Canada),
3.50%, 02/15/2029(b)	2,917,000	2,599,925

4.00%, 10/15/2030(b)	6,031,000	5,203,803

Yum! Brands, Inc., 5.38%, 04/01/2032	8,289,000	7,849,961

		15,653,689

Retail REITs–1.02%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	11,345,000	10,637,604

Specialized Consumer Services–1.98%
Allwyn Entertainment Financing (UK) PLC (Czech Republic), 7.88%, 04/30/2029(b)	7,677,000	7,693,843

Carriage Services, Inc., 4.25%, 05/15/2029(b)	15,335,000	12,986,982

		20,680,825

Systems Software–2.53%
Black Knight InfoServ LLC, 3.63%, 09/01/2028(b)	8,704,000	8,094,720

Camelot Finance S.A., 4.50%, 11/01/2026(b)	13,825,000	13,120,655

CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	5,962,000	5,239,149

		26,454,524

	Principal Amount	Value

Telecom Tower REITs–0.50%
SBA Communications Corp., 3.13%, 02/01/2029	$5,927,000	$5,166,511

Trading Companies & Distributors–1.50%
Fortress Transportation and Infrastructure Investors LLC,
6.50%, 10/01/2025(b)	2,903,000	2,885,348

5.50%, 05/01/2028(b)	7,939,000	7,461,152

7.88%, 12/01/2030(b)	5,196,000	5,289,210

		15,635,710

Wireless Telecommunication Services–1.01%
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(e)	13,106,000	10,585,158

Total U.S. Dollar Denominated Bonds & Notes (Cost $865,463,248)		840,347,436

Variable Rate Senior Loan Interests–8.60%(h)(i)
Advertising–0.53%
Clear Channel Worldwide Holdings, Inc., Term Loan B, 9.14% (3 mo. SOFR + 3.76%), 08/21/2026	5,634,030	5,538,364

Commodity Chemicals–0.45%
Schweitzer-Mauduit International, Inc. (SWM International), Term Loan B, 9.21% (1 mo. SOFR + 3.86%), 04/20/2028	4,767,591	4,719,915

Diversified Financial Services–0.98%
Scientific Games Lottery, First Lien Term Loan, 8.91% (1 mo. SOFR + 3.50%), 04/04/2029	10,243,830	10,207,721

Environmental & Facilities Services–0.36%
GFL Environmental, Inc. (Canada), -%, 05/31/2027(j)	3,010,227	3,020,823

Term Loan A, 7.91% (1 mo. SOFR + 2.50%), 05/31/2027	728,402	731,133

		3,751,956

Health Care Services–0.51%
Select Medical Corp., Term Loan, 8.35% (1 mo. SOFR + 3.00%), 03/06/2027	5,320,665	5,328,965

Health Care Supplies–0.50%
Mozart Debt Merger Sub, Inc.
(Medline Industries), Term Loan, 8.46% (1 mo. SOFR + 3.11%), 10/23/2028	5,172,871	5,179,699

Hotels, Resorts & Cruise Lines–1.50%
Carnival Corp., Incremental Term Loan, 8.71% (1 mo. SOFR + 3.36%), 10/18/2028	5,267,515	5,249,948

IRB Holding Corp., Term Loan B, 8.45% (1 mo. SOFR + 3.10%), 12/15/2027	10,394,354	10,392,327

		15,642,275

Industrial REITs–0.35%
Greystar Real Estate Partners LLC, Term Loan, 9.15% (1 mo. SOFR + 3.75%), 08/07/2030(k)	3,644,400	3,653,511

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Principal Amount		Value

Life Sciences Tools & Services–0.50%
Syneos Health, Inc., Term Loan, 9.39% (3 mo. SOFR + 4.00%), 09/27/2030		$ 5,338,000	$5,229,772

Oil & Gas Storage & Transportation–0.66%
NFE Atlantic Holdings LLC, Term Loan B, 10.39%, 10/30/2028		7,110,000	6,861,150

Pharmaceuticals–0.28%
Endo LLC, Term Loan, 14.50% (1 mo. PRIME + 6.00%), 03/27/2028		4,572,125	2,975,699

Real Estate Services–0.50%
DTZ U.S. Borrower LLC, Term loan B, 9.35% (1 mo. SOFR + 4.00%), 01/31/2030(k)		5,327,000	5,233,778

Research & Consulting Services–0.97%
Dun & Bradstreet Corp. (The), Term loan B, 8.19% (1 mo. SOFR + 2.85%), 02/06/2026		10,176,672	10,191,021

Restaurants–0.51%
New Red Finance, Inc., Term Loan B-5, 7.60% (1 mo. SOFR + 2.25%), 09/23/2030		5,332,000	5,318,270

Total Variable Rate Senior Loan Interests (Cost $90,899,993)			89,832,096

Non-U.S. Dollar Denominated Bonds & Notes–4.43%(l)
Application Software–1.00%
Boxer Parent Co., Inc., 6.50%, 10/02/2025(b)	EUR	9,600,000	10,429,573

Casinos & Gaming–0.09%
Codere Finance 2 (Luxembourg) S.A. (Spain), 3.00% PIK Rate, 8.00% Cash Rate, 09/30/2026(b)(d)	EUR	1,221,035	917,077

Diversified Banks–1.29%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 6.00%(b)(e)(f)	EUR	2,600,000	2,752,274

BNP Paribas S.A. (France), 6.88%(b)(e)(f)	EUR	2,400,000	2,584,861

Cooperatieve Rabobank U.A. (Netherlands), 4.38%(b)(e)(f)	EUR	2,800,000	2,770,415

Credit Agricole S.A. (France), 7.25%(b)(e)(f)	EUR	2,400,000	2,666,282

Lloyds Banking Group PLC (United Kingdom), 4.95%(b)(e)(f)	EUR	2,600,000	2,714,506

			13,488,338

Diversified Capital Markets–0.26%
Deutsche Bank AG (Germany), 10.00%(b)(e)(f)	EUR	2,400,000	2,710,980

Food Retail–0.01%
Casino Guichard Perrachon S.A. (France), 6.63%, 01/15/2026(b)(c)	EUR	4,502,000	54,395

3.99%(Acquired 11/10/2022-11/15/2022; Cost $2,355,074)(b)(e)(f)(m)	EUR	12,000,000	82,382

			136,777

	Principal Amount		Value

Metal, Glass & Plastic Containers–0.50%
OI European Group B.V., 6.25%, 05/15/2028(b)	EUR	4,675,000	$5,231,632

Paper & Plastic Packaging Products & Materials–0.00%
Mossi & Ghisolfi Finance Luxembourg S.A. (Brazil), 9.42%(3 mo. EURIBOR + 5.63%)(c)(f)(k)(n)	EUR	4,100,000	0

Pharmaceuticals–0.49%
Nidda Healthcare Holding GmbH (Germany), 7.50%, 08/21/2026(b)	EUR	4,630,000	5,154,679

Wireless Telecommunication Services–0.79%
VMED O2 UK Financing I PLC (United Kingdom), 3.25%, 01/31/2031(b)	EUR	8,775,000	8,215,592

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $47,444,260)			46,284,648

	Shares

Exchange-Traded Funds–3.99%
Invesco AT1 Capital Bond UCITS ETF(o)(p)		221,000	5,176,039

iShares 0-5 Year High Yield Corporate Bond ETF		375,000	15,652,500

iShares iBoxx High Yield Corporate Bond ETF		276,000	20,895,960

Total Exchange-Traded Funds (Cost $41,082,177)			41,724,499

Preferred Stocks–0.49%
Diversified Banks–0.49%
Bank of America Corp., 6.50%, Series Z, Pfd.(e)		5,097,000	5,065,109

Regional Banks–0.00%
First Republic Bank, Series N, Pfd.(g)		17,000	2

Total Preferred Stocks (Cost $5,238,071)			5,065,111

	Principal Amount

Asset-Backed Securities–0.24%
Hertz Vehicle Financing III LLC, Series 2023-3A, Class C, 7.26%, 02/25/2028 (Cost $2,449,908)(b)		$ 2,450,000	2,470,227

	Shares

Common Stocks & Other Equity Interests–0.00%
Leisure Products–0.00%
HF Holdings, Inc. (Cost $6,855,236)(k)		36,820	0

Money Market Funds–2.42%
Invesco Government & Agency Portfolio, Institutional Class, 5.28%(o)(q)		8,847,356	8,847,356

Invesco Liquid Assets Portfolio, Institutional Class, 5.46%(o)(q)		6,328,719	6,331,884

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

	Shares	Value

Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 5.28%(o)(q)	10,111,264	$10,111,264

Total Money Market Funds (Cost $25,289,889)		25,290,504

TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.61% (Cost $1,084,722,782)		1,051,014,521

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 5.32%(o)(q)(r) (Cost $738)	738	738

TOTAL INVESTMENTS IN SECURITIES-100.61% (Cost $1,084,723,520)		1,051,015,259

OTHER ASSETS LESS LIABILITIES–(0.61)%		(6,333,398)

NET ASSETS-100.00%		$1,044,681,861

Investment Abbreviations:
Conv.	– Convertible
ETF	– Exchange-Traded Fund
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2023 was $692,609,411, which represented 66.30% of the Fund’s Net Assets.

(c)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at November 30, 2023 was $481,736, which represented less than 1% of the Fund’s Net Assets.

(d)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Perpetual bond with no specified maturity date.
(g)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(h)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(i)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate (“SOFR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(j)	This variable rate interest will settle after November 30, 2023, at which time the interest rate will be determined.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(l)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(m)	Restricted security. The value of this security at November 30, 2023 represented less than 1% of the Fund’s Net Assets.
(n)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2023.
(o)

Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2023.

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value
	February 28, 2023	at Cost	from Sales	Appreciation	Gain	November 30, 2023	Dividend Income

Invesco AT1 Capital Bond UCITS ETF	$-	$4,898,479	$-	$277,560	$-	$5,176,039	$-

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

				Change in
	Value	Purchases	Proceeds	Unrealized	Realized	Value
	February 28, 2023	at Cost	from Sales	Appreciation	Gain	November 30, 2023	Dividend Income

Investments in Affiliated Money Market Funds:

Invesco Government & Agency Portfolio, Institutional Class	$5,489,954	$247,552,928	$(244,195,526)	$-	$-	$8,847,356	$263,116

Invesco Liquid Assets Portfolio, Institutional Class	3,921,139	176,823,520	(174,428,513)	946	14,792	6,331,884	192,684

Invesco Treasury Portfolio, Institutional Class	6,274,233	282,917,632	(279,080,601)	-	-	10,111,264	300,101

Investments Purchased with Cash Collateral from Securities on Loan:

Invesco Private Government Fund	-	24,613,929	(24,613,191)	-	-	738	19,458	*

Invesco Private Prime Fund	-	58,133,338	(58,133,873)	-	535	-	53,761	*

Total	$15,685,326	$794,939,826	$(780,451,704)	$278,506	$15,327	$30,467,281	$829,120

* Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(p)	Non-income producing security.
(q)	The rate shown is the 7-day SEC standardized yield as of November 30, 2023.
(r)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

Open Futures Contracts(a)

					Unrealized
	Number of	Expiration	Notional		Appreciation
Long Futures Contracts	Contracts	Month	Value	Value	(Depreciation)

Interest Rate Risk

U.S. Treasury 5 Year Notes	275	March-2024	$29,384,180	$(13,388)	$(13,388)

(a)	Futures contracts collateralized by $516,236 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts

Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty		Deliver	Receive

Currency Risk

02/15/2024	Barclays Bank PLC	EUR	3,000,000	USD	3,282,652	$6,662

02/15/2024	Goldman Sachs International	USD	3,324,807	GBP	2,700,000	85,690

Subtotal–Appreciation						92,352

Currency Risk

02/15/2024	Deutsche Bank AG	GBP	2,000,000	USD	2,507,712	(18,581)

02/15/2024	UBS AG	EUR	39,470,000	USD	42,344,403	(756,701)

Subtotal–Depreciation						(775,282)

Total Forward Foreign Currency Contracts						$(682,930)

Open Centrally Cleared Credit Default Swap Agreements(a)

(Pay)/
		Receive			Implied		Upfront
	Buy/Sell	Fixed	Payment		Credit		Payments Paid		Unrealized
Reference Entity	Protection	Rate	Frequency	Maturity Date	Spread(b)	Notional Value	(Received)	Value	Appreciation

Credit Risk

Markit CDX North America High Yield Index, Series 41, Version 1	Buy	(5.00)%	Quarterly	12/20/2028	4.054%	USD 49,500,000	$1,718,981	$1,881,321	$162,341

(a)	Centrally cleared swap agreements collateralized by $1,987,193 cash held with Merrill Lynch International.
(b)

Implied credit spreads represent the current level, as of November 30, 2023, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

Abbreviations:

EUR –Euro

GBP –British Pound Sterling

USD –U.S. Dollar

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    The following is a summary of the tiered valuation input levels, as of November 30, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Dollar Denominated Bonds & Notes	$–	$840,347,436	$–	$840,347,436

Variable Rate Senior Loan Interests	–	80,944,807	8,887,289	89,832,096

Non-U.S. Dollar Denominated Bonds & Notes	–	46,284,648	–	46,284,648

Exchange-Traded Funds	36,548,460	5,176,039	–	41,724,499

Preferred Stocks	2	5,065,109	–	5,065,111

Asset-Backed Securities	–	2,470,227	–	2,470,227

Common Stocks & Other Equity Interests	–	–	0	0

Money Market Funds	25,290,504	738	–	25,291,242

Total Investments in Securities	61,838,966	980,289,004	8,887,289	1,051,015,259

Other Investments - Assets*

Forward Foreign Currency Contracts	–	92,352	–	92,352

Swap Agreements	–	162,341	–	162,341

	–	254,693	–	254,693

Other Investments - Liabilities*

Futures Contracts	(13,388)	–	–	(13,388)

Forward Foreign Currency Contracts	–	(775,282)	–	(775,282)

	(13,388)	(775,282)	–	(788,670)

Total Other Investments	(13,388)	(520,589)	–	(533,977)

Total Investments	$61,825,578	$979,768,415	$8,887,289	$1,050,481,282

*	Unrealized appreciation (depreciation).

Invesco High Yield Fund